Equity (Deficit) - Additional Information (Detail) $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 20, 2022	Jun. 30, 2023 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2021
Disclosure of equity [line items]
Capital contributions for construction of refinery				$ 6,000,000
Capital contributions for strengthening of financial position				1,200,000
Capital contributions for rehabilitation plan				$ 10,500,000
Increase decrease through proceeds from FONADIN grants						$ 23,000,000	$ 23,000,000
Percentage of discount and return on plan asset		9.21%	9.40%	9.21%		9.40%	9.39%	9.21%	8.46%
Total comprehensive income		$ 1,423,848	$ 283,171,953	$ 29,903,772		$ 386,885,779
Post-employment benefit expense, defined benefit plans						(10,556,152)
Net income (loss) during the period				82,159,155		247,649,107
Negative equity amount		(1,721,218,453)		(1,721,218,453)			$ (1,768,822,225)
Negative working capital				517,157,488			401,842,480
Negative budget financial balance				0
Bank indebtedness		29,912,400		29,912,400
Short- term debt principal maturities		516,455,816		$ 516,455,816
Percentage of share profit duty				40.00%	40.00%
Equity contributions				$ 17,700,000		90,437,539
Borrowings		1,621,807,044		1,621,807,044			1,853,421,785
Indebtedness that may be used to partially cover financial balance in next year		27,068,400		27,068,400				$ 142,200,000
Crude oil price per barrel					$ 68.7
Gain (loss) on non-controlling interest				(326,135)			$ (288,610)
Actuarial (losses) gains on employee benefits effect | Accumulated other comprehensive result
Disclosure of equity [line items]
Total comprehensive income						$ 158,392,790
Two Thousand And Twenty Three Notes
Disclosure of equity [line items]
Borrowings		$ 41,200,000		41,200,000
Deer Park Refining Limited
Disclosure of equity [line items]
Acquired percentage	50.005%						50.005%
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution				$ 17,700,000			$ 188,306,717
Capital contributions for construction of refinery							129,018,286
Capital contributions for strengthening of financial position							45,437,539
Capital contributions for rehabilitation plan							$ 13,850,892